Shareholders' Equity (Details 1) - Warrant [Member]	12 Months Ended
Jun. 30, 2020 $ / shares shares
Warrants Outstanding
Beginning balance | shares
Granted | shares	5,327,274
Forfeited | shares
Exercised | shares
Ending balance | shares	5,327,274
Weighted Average Exercise Price
Beginning balance | $ / shares
Granted | $ / shares	0.55
Forfeited | $ / shares
Exercised | $ / shares
Ending balance | $ / shares	$ 0.29
Average Remaining Contractual Life
Granted	5 years 6 months
Ending balance	5 years 3 months 22 days